Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,002,314,688	$ 287,614,509	¥ 2,912,901,189	¥ 803,270,815
Other current assets	18,628,475	2,675,813	21,323,376
Total current assets	5,540,755,045	795,879,665	4,754,581,644
Non-current assets
Total non-current assets	3,195,819,329	459,050,723	2,546,558,560
Total assets	8,736,574,374	1,254,930,388	7,301,140,204
Current liabilities
Other current liabilities	31,660,944	4,547,813	31,389,562
Total current liabilities	2,909,120,070	417,868,954	1,565,380,632
Total liability	3,244,914,083	466,102,745	2,045,773,376
Shareholders' equity
Treasury shares	20,638,881	2,964,590
Additional paid-in capital	4,526,344,454	650,168,700	4,444,078,463
Accumulated other comprehensive income	119,430,738	17,155,152	109,452,996
Retained earnings	852,508,968	122,455,251	698,036,438
Total shareholders' equity	5,491,660,291	788,827,643	5,255,366,828	¥ (2,681,838,454)	¥ (3,730,758,892)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,736,574,374	1,254,930,388	7,301,140,204
Common Class A [Member]
Shareholders' equity
Ordinary shares	153,121	21,994	151,482
Common Class B [Member]
Shareholders' equity
Ordinary shares	51,139	7,346	52,778
Parent Company [Member]
Current assets
Cash and cash equivalents	1,182,416	169,843	870,524,651
Short-term amounts due from related parties	1,474,327,047	211,773,830	1,076,006,991
Other current assets			2,370,382
Total current assets	1,475,509,463	211,943,673	1,948,902,024
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	4,002,882,982	574,978,164	3,302,870,133
Total non-current assets	4,002,882,982	574,978,164	3,302,870,133
Total assets	5,478,392,445	786,921,837	5,251,772,157
Current liabilities
Other current liabilities	542,906	77,984
Total current liabilities	542,906	77,984
Total liability	542,906	77,984
Shareholders' equity
Treasury shares	(20,638,881)	(2,964,590)
Additional paid-in capital	4,526,344,454	650,168,700	4,444,078,463
Accumulated other comprehensive income	119,430,738	17,155,152	109,452,996
Retained earnings	852,508,968	122,455,251	698,036,438
Total shareholders' equity	5,477,849,539	786,843,853	5,251,772,157
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,478,392,445	786,921,837	5,251,772,157
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	153,044	21,983	151,482
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 51,216	$ 7,357	¥ 52,778